Risk Management Section - Aging Analysis (Past Due But Performing) ING Bank consumer lending portfolio, outstandings (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial liabilities [line items]
Financial assets	€ 876,444	€ 836,747
ING Bank consumer lending portfolio, outstandings [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	4,440	4,352
ING Bank consumer lending portfolio, outstandings [member] | Past due for 1-30 days [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	3,283	3,464
ING Bank consumer lending portfolio, outstandings [member] | Past due for 31-60 days [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	892	724
ING Bank consumer lending portfolio, outstandings [member] | Past due for 61-90 days [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	€ 265	€ 163